Amounts due to related parties	12 Months Ended
Sep. 30, 2024
Other Liabilities Disclosure [Abstract]
Amounts due to related parties

(10) Amounts due to related parties

Amounts due to related parties consisted of the following as of September 30, 2024, and 2023:

	Relationship	Description	2024	2023
Xingwei Xue	Shareholder	Loan	$754,545	$456,161
Mingfeng Shi	Shareholder	Loan	468,174	457,229
Lili Zhang	Shareholder	Loan	44,286	43,223
Xinrong Yang	Shareholder	Loan	214,227	209,083
Beijing Genesis	Shareholder	Loan	73,642	71,874
Xingkang Xiao	Shareholder	Loan	81,024	79,078
Tong Xue	Shareholder	Loan	51,549	50,312
Weiping Yi	Shareholder	Loan	23,247	22,689
Pan Yan	Shareholder	Loan	23,247	22,689
Bo Wang	Shareholder	Loan	22,007	21,478
Lianping Jin	Shareholder	Loan	291,783	284,777
Xiaoyu Li	Shareholder	Loan	56,798	55,433
ELITE RAINBOW LIMITED	Shareholder	Loan	1,143,666	838,020
Total			$3,248,195	$2,612,046

The amounts due to related parties are unsecured, interest free, with no specific repayment terms.